Other Operating Income, Net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Operating Income, Net
29.	Other Operating Income, Net

	2018	2017	2016
Commercial partnerships (1)	53,671	52,731	59,761
Merchandising (2)	52,092	53,870	38,851
Loyalty program (3)	25,682	26,419	19,411
Ultracargo – fire accident in Santos (4)	(4,951)	(39,080)	76,443
Extraordinary credits of PIS and COFINS – exclusion of ICMS from PIS and COFINS tax bases (see Note 21.a.1.2)	172,087	49,152	—
Extraordinary credits of PIS and COFINS – exclusion of ICMS from PIS and COFINS tax bases—import (see Note 7.a.2)	35,951	—	—
TCC – Cia. Ultragaz e Bahiana (5)	—	(85,819)	—
Fine for unrealized acquisition (6)	(286,160)	—	—
Others	9,161	2,087	4,506

Other operating income, net	57,533	59,360	198,972

(1)	Refers to contracts with service providers and suppliers, which establish trade agreements for convenience stores and gas stations.
(2)	Refers to contracts with suppliers of convenience stores, which establish, among other agreements, promotional campaigns.
(3)	Refers to sales of “Km de Vantagens” to partners of the loyalty program. Revenue is recognized at the time that the partners transfer the points to their customers.
(4)	For more information about the fire accident in Ultracargo, see Notes 21.b.2.4 and 22.
(5)	For more information about the TCC of the subsidiaries Cia. Ultragaz and Bahiana, see Notes 21.b.2.2 and 30.
(6)	For more information about the fine see Note 3.e.